Share-based Compensation - Share-based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	¥ (1,824)	¥ 52,253	¥ 94,958
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	(387)	410	43
Selling expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	(475)	10,642	6,514
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	(665)	40,820	87,980
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	¥ (297)	¥ 381	¥ 421